Financial leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields	R$ 2,103	R$ 24,079
Present value adjustment	982	(3,864)
Financial lease sugarcane fields	3,443	2,103
Parceria III [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields	1,676	3,284
Present value adjustment	(1,422)	(1,608)
Financial lease sugarcane fields	254	1,676
Parceria IV [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Financial lease sugarcane fields	18,539	20,795
Present value adjustment	2,404	(2,256)
Financial lease sugarcane fields	R$ 20,943	R$ 18,539